United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-10-31

Date of Reporting Period: Six months ended 2026-04-30

Item 1.	Reports to Stockholders

Federated Hermes California Municipal Cash Trust

Capital Shares | CCCXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Capital Shares	$19	0.38%

Key Fund Statistics

  Net Assets$2,074,608,039
  Number of Investments181

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
60.8%
Commerical Paper
29.4%
Municipal Notes
9.7%

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919502

0041609-E (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Cash II Shares | CALXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash II Shares	$34	0.68%

Key Fund Statistics

  Net Assets$2,074,608,039
  Number of Investments181

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N179

0041609-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Cash Series Shares | CCSXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash Series Shares	$51	1.03%

Key Fund Statistics

  Net Assets$2,074,608,039
  Number of Investments181

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919403

0041609-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Service Shares | CACXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$26	0.53%

Key Fund Statistics

  Net Assets$2,074,608,039
  Number of Investments181

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N351

0041609-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes California Municipal Cash Trust

Wealth Shares | CAIXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Wealth Shares	$14	0.28%

Key Fund Statistics

  Net Assets$2,074,608,039
  Number of Investments181

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Semi-Annual Shareholder Report

Federated Hermes California Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N369

0041609-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Institutional Tax-Free Cash Trust

Institutional Shares | FFTXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$3,054,908,806
  Number of Investments148

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Variable Rate Demand Instruments	98.2%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.0%
1-7 Days	98.2%

Semi-Annual Shareholder Report

Federated Hermes Institutional Tax-Free Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919486

8070103-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Institutional Tax-Free Cash Trust

Premier Shares | FTFXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Premier Shares	$7	0.15%

Key Fund Statistics

  Net Assets$3,054,908,806
  Number of Investments148

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Variable Rate Demand Instruments	98.2%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.0%
1-7 Days	98.2%

Semi-Annual Shareholder Report

Federated Hermes Institutional Tax-Free Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N666

8070103-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Cash II Shares | NYCXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash II Shares	$38	0.77%

Key Fund Statistics

  Net Assets$808,395,024
  Number of Investments124

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
75.1%
Municipal Notes
24.9%

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Semi-Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N310

8060106-C (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Cash Series Shares | FNCXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash Series Shares	$51	1.02%

Key Fund Statistics

  Net Assets$808,395,024
  Number of Investments124

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Semi-Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919866

8060106-D (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Service Shares | FNTXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$27	0.54%

Key Fund Statistics

  Net Assets$808,395,024
  Number of Investments124

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Semi-Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N294

8060106-B (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes New York Municipal Cash Trust

Wealth Shares | NISXX

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Wealth Shares	$16	0.32%

Key Fund Statistics

  Net Assets$808,395,024
  Number of Investments124

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Semi-Annual Shareholder Report

Federated Hermes New York Municipal Cash Trust

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919858

8060106-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX	Cash Series | CCSXX	Capital | CCCXX

Federated Hermes California Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.9%
		California—99.9%
$73,800,000		Blackrock Muniholdings California Quality Fund, Inc., (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 3.230%, 5/7/2026	$ 73,800,000
4,664,000		Burbank-Glendale-Pasadena, CA Airport Authority, (Series B-1), CP, (Barclays Bank PLC LOC), 2.500%, Mandatory Tender 8/10/2026	4,664,000
13,700,000		Burbank-Glendale-Pasadena, CA Airport Authority, (Series B-2), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.370%, Mandatory Tender 8/10/2026	13,700,000
5,585,000		Burbank-Glendale-Pasadena, CA Airport Authority, (Series B-2), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.400%, Mandatory Tender 8/10/2026	5,585,000
1,405,000		California Community Choice Financing Authority, (Series 2024-XG0584) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	1,405,000
30,800,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.190%, 5/7/2026	30,800,000
2,000,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2023-XM1138) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	2,000,000
5,250,000		California Community Choice Financing Authority, Tender Option Bond Trust Receipts (Series 2025-XL0628) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	5,250,000
10,100,000		California Educational Facilities Authority (Stanford University), (Series S-1), CP, 2.460%, Mandatory Tender 5/5/2026	10,100,000
20,000,000		California Educational Facilities Authority (Stanford University), (Series S-4), CP, 2.170%, Mandatory Tender 10/20/2026	20,000,000
8,000,000		California Educational Facilities Authority (Stanford University), Tender Option Bond Trust Certificates (Series 2022-XF3046) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.100%, 5/7/2026	8,000,000
4,275,000		California Educational Facilities Authority (University of Southern California), Tender Option Bond Trust Certificates (Series 2025-XX1423) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.110%, 5/7/2026	4,275,000
14,060,000		California Enterprise Development Authority (Riverside County, CA), Tender Option Bond Trust Certificates (Series 2025-XF3466) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.120%, 5/7/2026	14,060,000
14,250,000		California Health Facilities Financing Authority (Adventist Health System/West), RBC Municipal Products (Series C-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	14,250,000
35,750,000		California Health Facilities Financing Authority (Children’s Hospital of Los Angeles), BAML 3a-7 (Series 2025-BAML5065) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.150%, 5/7/2026	35,750,000
27,285,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.340%, 5/7/2026	27,285,000
3,003,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.290%, 5/7/2026	3,003,000
2,200,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 2.620%, Mandatory Tender 6/3/2026	2,200,000
6,205,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.350%, Mandatory Tender 7/8/2026	6,205,000
1,735,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.620%, Mandatory Tender 6/2/2026	1,735,000
23,175,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 2.620%, Mandatory Tender 6/3/2026	23,175,000
6,240,000		California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Tender Option Bond Certificates (Series 2017-XG0148) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.120%, 5/7/2026	6,240,000
7,500,000		California HFA (5035 Coliseum Street, LP), (Series 2025 NN), (United States Treasury COL), 2.950%, Mandatory Tender 10/1/2026	7,500,000
6,325,000		California HFA (ABS Mayer, LLC), Tender Option Bond Trust Receipts (Series 2025-XF3435) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.370%, 5/7/2026	6,325,000
7,080,000		California HFA (Hayward Mission Family Apartments), Citi 3a-7 (Series 2026-CF7089) Daily VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.350%, 5/1/2026	7,080,000
32,543,107		California HFA (Mission Gateway Apartments), (Series 2025-CF7034) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.190%, 5/7/2026	32,543,107
8,525,000		California HFA (Monarch Hillside Apartments LP), Mizuho 3a-7 (Series 2025-MIZ9231) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	8,525,000
23,095,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.370%, 5/7/2026	23,095,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 7,800,000		California HFA (Village at Hanford Square LLC), Tender Option Bond Trust Receipts (Series 2023-XF3115) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.370%, 5/7/2026	$ 7,800,000
19,300,000		California HFA Multi-Family (R Cap Avenue 34 LLC), BAML (3a-7) (Series 2023-BAML6010) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.110%, 5/7/2026	19,300,000
10,970,000		California HFA, Tender Option Bond Trust Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.370%, 5/7/2026	10,970,000
18,140,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.370%, 5/7/2026	18,140,000
2,940,000		California Infrastructure & Economic Development Bank (Los Angeles Society for the Prevention of Cruelty to Animals), (Series 2002A) Weekly VRDNs, (Bank of New York Mellon, N.A. LOC), 2.690%, 5/7/2026	2,940,000
9,140,796		California Municipal Finance Authority (615 Manhattan Housing Partners LP), Citi 3a-7 (Series 2025-CF7043) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.210%, 5/7/2026	9,140,796
8,025,000		California Municipal Finance Authority (Harbor Park Apartments Phase 2, LP), Mizuho 3a-7 (Series 2025-MIZ9229) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	8,025,000
14,235,000		California Municipal Finance Authority (Healthcore Vacaville LLC), Tender Option Bond Trust Receipts (Series 2026-MIZ9247) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.160%, 5/7/2026	14,235,000
9,651,889		California Municipal Finance Authority (Laurel Grove Apartments), Citi 3a-7 (Series 2025-CF7050) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.190%, 5/7/2026	9,651,889
11,975,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.400%, 5/1/2026	11,975,000
13,250,000		California Municipal Finance Authority (Monterey Peninsula Airport District), (Series 2026-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.340%, 5/7/2026	13,250,000
19,845,000		California Municipal Finance Authority (NorthBay Healthcare Group), BAML 3a-7 (Series 2025-BAML5064), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.210%, Optional Tender 6/18/2026	19,845,000
9,943,634		California Municipal Finance Authority (Oakland International Station Apartments), Citi 3a-7 (Series 2025-CF7014) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.210%, 5/7/2026	9,943,634
7,660,000		California Municipal Finance Authority (Village Pointe Apartments), Citibank 3a-7 (Series 2025-CF7071) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.140%, 5/7/2026	7,660,000
7,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020), (Waste Management Holdings, Inc. GTD), 2.875%, Mandatory Tender 6/1/2026	7,000,000
5,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series A), (Waste Management Holdings, Inc. GTD), 2.875%, Mandatory Tender 6/1/2026	5,000,000
3,400,000		California PCFA (Johann Dairy), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 2.950%, 5/7/2026	3,400,000
7,000,000		California Public Finance Authority (Marisol HB LLC Obligated Group), Mizuho 3a-7 (Series 2026-MIZ9255) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	7,000,000
2,900,000		California State Department of Water Resources, (Series 5), CP, 2.450%, Mandatory Tender 7/8/2026	2,900,000
3,400,000		California State Economic Development Financing Authority (Killion Industries, Inc.), (Series 1997) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.750%, 5/6/2026	3,400,000
4,995,000		California State University (The Trustees of), (Series A-1), CP, (Barclays Bank PLC LOC), 2.300%, Mandatory Tender 6/4/2026	4,995,000
5,000,000		California State University (The Trustees of), (Series A-2), CP, (Wells Fargo Bank, N.A. LOC), 2.300%, Mandatory Tender 6/3/2026	5,000,000
2,600,000		California State University (The Trustees of), Tender Option Bond Trust Certificates (Series 2023-XM1140) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.110%, 5/7/2026	2,600,000
15,000,000		California State, 5.000%, 9/1/2026	15,123,347
5,760,000		California State, (Series 2011A-2), CP, (Royal Bank of Canada LOC), 2.310%, Mandatory Tender 6/23/2026	5,760,000
4,690,000		California State, (Series 2026-XF3521) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.110%, 5/7/2026	4,690,000
2,375,000		California State, Tender Option Bond Trust Certificates (Series 2023-XL0501) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.120%, 5/7/2026	2,375,000
1,705,000		California State, Tender Option Bond Trust Receipts (Series 2022-XF1415) Weekly VRDNs, (Toronto Dominion Bank LIQ), 3.120%, 5/7/2026	1,705,000
4,000,000		California State, Tender Option Bond Trust Receipts (Series 2025-XF3493) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.120%, 5/7/2026	4,000,000
14,120,000		California Statewide Communities Development Authority (CVII-Ivy Hill LP), BAML (3a-7) (Series 2023-BAML6011) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.110%, 5/7/2026	14,120,000
7,500,000		California Statewide Communities Development Authority (Enloe Medical Center Obligated Group), Tender Option Bond Trust Certificates (Series 2022-XL0363) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.240%, 5/7/2026	7,500,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 9,510,000		California Statewide Communities Development Authority (Essex Fountain Park Apartments, LP), Mizuho 3a-7 (Series 2025-MIZ9233) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.370%, 5/7/2026	$ 9,510,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 2.350%, Mandatory Tender 7/9/2026	10,000,000
8,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.350%, Mandatory Tender 7/7/2026	8,000,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.350%, Mandatory Tender 8/5/2026	10,000,000
1,800,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.619%, Mandatory Tender 6/2/2026	1,800,000
1,080,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.300%, Mandatory Tender 8/4/2026	1,080,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.380%, Mandatory Tender 8/6/2026	10,000,000
5,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 2.350%, Mandatory Tender 7/8/2026	5,000,000
20,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 2.620%, Mandatory Tender 6/2/2026	20,000,000
9,700,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 2.350%, Mandatory Tender 7/7/2026	9,700,000
35,865,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 2.370%, Mandatory Tender 7/8/2026	35,865,000
13,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 2.370%, Mandatory Tender 7/9/2026	13,000,000
18,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 2.650%, Mandatory Tender 5/7/2026	18,000,000
14,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 2.400%, Mandatory Tender 7/7/2026	14,000,000
19,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 2.600%, Mandatory Tender 6/2/2026	19,000,000
30,200,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 2.600%, Mandatory Tender 6/4/2026	30,200,000
16,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 2.600%, Mandatory Tender 6/3/2026	16,000,000
6,405,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-4), CP, 2.650%, Mandatory Tender 5/6/2026	6,405,000
12,250,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-6), CP, 2.620%, Mandatory Tender 6/4/2026	12,250,000
8,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 2.350%, Mandatory Tender 7/8/2026	8,000,000
13,750,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series B-5), CP, 2.350%, Mandatory Tender 8/5/2026	13,750,000
15,490,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.800%, 5/7/2026	15,490,000
5,338,066		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	5,338,066
4,270,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), (Series 2025-MIZ9232) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.370%, 5/7/2026	4,270,000
34,800,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6023) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.600%, 5/1/2026	34,800,000
5,500,000		California Statewide Communities Development Authority MFH (Beaumont CA Leased Housing Associates I, LP), (2010 Series B: Mountain View Apartments) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.140%, 5/7/2026	5,500,000
4,000,000		California Statewide Communities Development Authority MFH (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	4,000,000
27,520,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LOC), 2.640%, 5/7/2026	27,520,000
43,730,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2021 Series A: One Uptown Newport Apartments) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.150%, 5/7/2026	43,730,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 4,015,000		Central Valley, CA Energy Authority, Tender Option Bond Trust Receipts (Series 2025-XL0578) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	$ 4,015,000
17,600,000		Contra Costa County, CA (Twenty One and Twenty Three Nevin Apartments), Citibank 3a-7 (Series 2025-CF7069) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.140%, 5/7/2026	17,600,000
4,400,000		East Bay Municipal Utility District, CA Water System, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LIQ), 2.310%, Mandatory Tender 8/6/2026	4,400,000
10,250,000		East Bay Municipal Utility District, CA Water System, (Series A-2), CP, (Bank of America N.A. LIQ), 2.350%, Mandatory Tender 7/9/2026	10,250,000
5,508,634		Housing Authority of the City of Chula Vista (Congregational Tower), Citi 3a-7 (Series 2025-CF7051) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.190%, 5/7/2026	5,508,634
13,335,000		Irvine, CA Facilities Financing Authority (Irvine, CA Community Facilities District No. 2013-3), Tender Option Bond Trust Certificates (Series 2023-ZF3188) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.190%, 5/7/2026	13,335,000
34,650,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	34,650,000
28,400,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3A-7(Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	28,400,000
7,000,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.400%, 5/1/2026	7,000,000
12,000,000		Los Angeles County, CA Schools Financing Program (Manhattan Beach, CA Unified School District), (Series A) TRANs, 4.000%, 6/2/2026	12,018,679
25,170,000		Los Angeles County, CA, (Series A) TRANs, 5.000%, 6/30/2026	25,258,443
19,200,000		Los Angeles, CA (Grand Avenue M Urban Housing LLC), Mizuho 3a-7 (Series 2025-9221) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	19,200,000
6,105,000		Los Angeles, CA (Hollywood Arts Collective), Citi 3a-7 (Series 2026-CF7088) Daily VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.350%, 5/1/2026	6,105,000
20,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2025-MIZ9237) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	20,000,000
10,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2024-MIZ9189) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.390%, 5/7/2026	10,000,000
5,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Series A-3), CP, (Bank of America N.A. LOC), 2.379%, Mandatory Tender 5/5/2026	5,000,000
10,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), (Subseries B-1), CP, (PNC Bank, N.A. LOC), 2.400%, Mandatory Tender 5/5/2026	10,000,000
4,000,000		Los Angeles, CA Department of Airports, Senior Refunding Revenue Bonds (Series 2018B), 5.000%, 5/15/2026	4,003,354
3,605,000		Los Angeles, CA Department of Airports, Senior Revenue Bonds (Series 2020C), 5.000%, 5/15/2026	3,608,391
2,465,000		Los Angeles, CA Department of Airports, Senior Revenue Bonds (Series 2022G), 5.000%, 5/15/2027	2,526,457
1,055,000		Los Angeles, CA Department of Airports, Senior Revenue Bonds (Series 2022H), 5.000%, 5/15/2027	1,081,314
1,500,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2023A), 5.000%, 5/15/2026	1,500,984
440,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Bonds (Series 2022C), 5.000%, 5/15/2027	450,972
4,500,000		Los Angeles, CA Department of Airports, Subordinate Revenue and Refunding Revenue Bonds (Series 2022C), 5.000%, 5/15/2026	4,503,902
1,195,000		Los Angeles, CA Department of Airports, Subordinate Revenue Bonds (Series 2018C), 5.000%, 5/15/2026	1,196,019
1,460,000		Los Angeles, CA Department of Airports, Subordinate Revenue Bonds (Series 2019A), 5.000%, 5/15/2027	1,496,407
4,725,000		Los Angeles, CA Department of Airports, Subordinate Revenue Bonds (Series 2021D), 5.000%, 5/15/2026	4,729,719
7,415,000		Los Angeles, CA Department of Airports, Subordinate Revenue Bonds (Series 2022A), 5.000%, 5/15/2026	7,421,327
1,540,000		Los Angeles, CA Department of Airports, Tender Option Bond Trust Certificates (Series 2025-ZF3388) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.140%, 5/7/2026	1,540,000
2,010,000		Los Angeles, CA Department of Airports, Tender Option Bond Trust Certificates (Series 2025-ZF3389) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.140%, 5/7/2026	2,010,000
7,200,000		Los Angeles, CA Department of Airports, Tender Option Bond Trust Receipts (Series 2025-XF3473) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.140%, 5/7/2026	7,200,000
29,345,000		Los Angeles, CA TRANs, 5.000%, 6/25/2026	29,436,479
14,000,000		Modesto, CA Water Refunding Revenue Certificates of Participation, (2008 Series A) Weekly VRDNs, (Assured Guaranty Corp. INS)/(BMO Bank, N.A. LIQ), 2.800%, 5/7/2026	14,000,000
3,090,000		Municipal Improvement Corp. of Los Angeles, CA (Los Angeles, CA), Floater Certificates (Series 2025-XM1339) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.140%, 5/7/2026	3,090,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 5,025,000		Municipal Improvement Corp. of Los Angeles, CA (Los Angeles, CA), Tender Option Bond Trust Receipts (Series 2025-XL0721) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.140%, 5/7/2026	$ 5,025,000
29,700,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 3) MuniFund Preferred Shares Weekly VRDPs, (Toronto Dominion Bank LIQ), 3.120%, 5/7/2026	29,700,000
13,600,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 3.120%, 5/7/2026	13,600,000
600,000		Nuveen California Quality Municipal Income Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.160%, 5/7/2026	600,000
4,000,000		Oakland, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XF3196) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 3.170%, 5/7/2026	4,000,000
13,015,000		Pimco California Municipal Income Fund II, PUTTERs 3a-7 (VMTP 5059) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.290%, 5/7/2026	13,015,000
12,825,000		Pimco California Municipal Income Fund III, PUTTERs 3a-7 (VMTP 5060) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.290%, 5/7/2026	12,825,000
7,025,000		Pimco California Municipal Income Fund, PUTTERs (3A-7) (Series 5057) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.290%, 5/7/2026	7,025,000
11,545,000		Pimco California Municipal Income Fund, PUTTERs 3a-7 (VMTP 5058) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.290%, 5/7/2026	11,545,000
7,575,000		Pittsburg, CA Unified School District, (Series 2023-XF1439) Weekly VRDNs, (Bank of America N.A. LIQ), 3.110%, 5/7/2026	7,575,000
8,210,000		Redevelopment Agency of the City of Livermore (Livermore Senior Living Associates LP), Mizuho 3a-7 (Series 2026-MIZ9254) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.180%, 5/7/2026	8,210,000
8,200,000		Riverside County, CA TRANs, 5.000%, 6/30/2026	8,230,317
20,000,000		Riverside County, CA, Teeter Plan Obligation Notes (2025 Series A) BANs, 2.550%, 10/16/2026	20,017,951
8,475,000		Sacramento County, CA (Cessna Aircraft Co.), (Series 1998) Weekly VRDNs, (Bank of America N.A. LOC), 3.000%, 5/7/2026	8,475,000
2,770,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021B), 5.000%, 7/1/2026	2,781,847
18,690,000		San Diego County, CA Regional Airport Authority, Tender Option Bond Trust Receipts (Series 2023-XF1451) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.190%, 5/7/2026	18,690,000
17,600,000		San Diego County, CA Regional Airport Authority, Tender Option Bond Trust Receipts (Series 2023-XM1148) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.120%, 5/7/2026	17,600,000
7,975,000		San Diego County, CA Water Authority, (Series 9), CP, 2.250%, Mandatory Tender 11/18/2026	7,975,000
9,850,000		San Diego County, CA Water Authority, (Series 9), CP, 2.349%, Mandatory Tender 6/3/2026	9,850,000
11,260,270		San Diego, CA Housing Authority, Citi 3a-7 (Series 2025-CF7042) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.210%, 5/7/2026	11,260,270
14,259,739		San Diego, CA Housing Authority, Citibank 3a-7 (Series 2025-CF7055) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.190%, 5/7/2026	14,259,739
15,500,000		San Diego, CA Unified School District, Citibank 3a-7 (Series 2025-CF7045) Weekly VRDNs, (Citibank, N.A. LIQ), 3.120%, 5/7/2026	15,500,000
4,800,000		San Francisco, CA City & County Airport Commission, (Series 2025-XM1285) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	4,800,000
28,975,000		San Francisco, CA City & County Airport Commission, (Series 2026-XLO746) Daily VRDNs, (Bank of America N.A. LIQ), 3.350%, 5/1/2026	28,975,000
16,620,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2022A), 5.000%, 5/1/2026	16,620,000
11,200,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust (Series 2026-XX1461) Daily VRDNs, (Barclays Bank PLC LIQ), 3.450%, 5/1/2026	11,200,000
5,200,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (Series 2022-XF3051) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.190%, 5/7/2026	5,200,000
1,675,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Receipts (Series 2024-ZF1773) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.130%, 5/7/2026	1,675,000
7,600,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Receipts (Series 2025-XF3497) Daily VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.250%, 5/1/2026	7,600,000
2,665,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Receipts (Series 2025-ZF1809) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.090%, 5/7/2026	2,665,000
13,500,000		San Francisco, CA City & County MFH (FD Haynes Apartments LP), Citibank 3a-7 (Series 2025-CF7033) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.190%, 5/7/2026	13,500,000
33,745,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.800%, 5/7/2026	33,745,000
12,500,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.270%, 5/7/2026	12,500,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$26,470,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9200) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.160%, 5/7/2026	$ 26,470,000
5,701,000		San Francisco, CA Public Utilities Commission (Power Enterprise), (Series A-1), CP, (Bank of America N.A. LOC), 2.350%, Mandatory Tender 7/7/2026	5,701,000
5,000,000		San Francisco, CA Public Utilities Commission Water Revenue, (Series A-1), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.320%, Mandatory Tender 8/4/2026	5,000,000
5,433,000		San Francisco, CA Public Utilities Commission Water Revenue, (Series A-2), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.300%, Mandatory Tender 7/7/2026	5,433,000
24,520,000		San Francisco, CA Public Utilities Commission Water Revenue, (Series A-4), CP, (PNC Bank, N.A. LOC), 2.317%, Mandatory Tender 6/9/2026	24,520,000
7,000,000		San Francisco, CA Unified School District, Morgan Stanley 3a-7 (Series 2025-CF7058) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.140%, 5/7/2026	7,000,000
17,607,004		San Jose, CA Multifamily Housing Revenue Bonds (El Rancho Verde Apartments), Citi 3a-7 (Series 2025-CF7005) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.210%, 5/7/2026	17,607,004
7,600,000		San Jose, CA Redevelopment Successor Agency (101 San Fernando Apartments), Mizuho 3a-7 (Series 2025-MIZ9222) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.370%, 5/7/2026	7,600,000
14,065,000		Santa Ana, CA Unified School District, Tender Option Bond Certificates (Series 2022-XL0387) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.150%, 5/7/2026	14,065,000
9,550,000		Santa Clarita Valley, CA Water Agency, (Series A), CP, (Bank of America N.A. LOC), 2.280%, Mandatory Tender 8/3/2026	9,550,000
6,000,000		Southern California Public Power Authority (Power Projects) (Los Angeles, CA Department of Water & Power (Electric/Power System)), Tender Option Bond Trust Receipts (Series 2025-XL0671) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.240%, 5/7/2026	6,000,000
10,000,000		University of California (The Regents of), (2023 Series BP-1) Weekly VRDNs, 2.750%, 5/7/2026	10,000,000
18,750,000		University of California (The Regents of), (Series A), CP, 2.330%, Mandatory Tender 7/21/2026	18,750,000
7,500,000		University of California (The Regents of), (Series A), CP, 2.350%, Mandatory Tender 6/3/2026	7,500,000
15,000,000		University of California (The Regents of), (Series A), CP, 2.350%, Mandatory Tender 6/11/2026	15,000,000
7,500,000		University of California (The Regents of), (Series A), CP, 2.350%, Mandatory Tender 7/21/2026	7,500,000
20,000,000		University of California (The Regents of), (Series A), CP, 2.370%, Mandatory Tender 6/9/2026	20,000,000
6,250,000		University of California (The Regents of), (Series A), CP, 2.420%, Mandatory Tender 6/3/2026	6,250,000
13,000,000		University of California (The Regents of), (Series A), CP, 2.420%, Mandatory Tender 8/4/2026	13,000,000
10,000,000		University of California (The Regents of), (Series A), CP, 2.430%, Mandatory Tender 8/13/2026	10,000,000
25,000,000		University of California (The Regents of), (Series A), CP, 2.450%, Mandatory Tender 9/3/2026	25,000,000
5,000,000		University of California (The Regents of), (Series A), CP, 2.460%, Mandatory Tender 6/11/2026	5,000,000
5,000,000		University of California (The Regents of), (Series A), CP, 2.550%, Mandatory Tender 6/18/2026	5,000,000
12,000,000		University of California (The Regents of), (Series A), CP, 2.650%, Mandatory Tender 5/7/2026	12,000,000
7,605,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-ZF3164) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.110%, 5/7/2026	7,605,000
1,900,000		Washington Township, CA Health Care District, Tender Option Bond Trust Receipts (Series 2022-XL0384) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.120%, 5/7/2026	1,900,000
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[2]	2,072,430,048
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	2,177,991
		NET ASSETS—100%	$2,074,608,039
Securities that are subject to the federal alternative minimum tax (AMT) represent 20.8% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of April 30, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PUTTERs	—Puttable Tax-Exempt Receipts
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.011	0.026	0.032	0.030	0.006	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.026	0.032	0.029	0.006	0.000[2]
Less Distributions:
Distributions from net investment income	(0.011)	(0.026)	(0.032)	(0.029)	(0.006)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.011)	(0.026)	(0.032)	(0.029)	(0.006)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.13%	2.60%	3.26%	2.92%	0.62%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.28%[5]	0.28%	0.28%	0.28%	0.24%	0.13%
Net investment income	2.26%[5]	2.54%	3.21%	2.95%	0.67%	0.01%
Expense waiver/reimbursement[6]	0.09%[5]	0.10%	0.14%	0.17%	0.19%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,894,681	$1,862,337	$1,382,773	$848,604	$507,675	$333,923

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.010	0.023	0.030	0.026	0.005	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	(0.001)	0.000[2]
Total From Investment Operations	0.010	0.023	0.030	0.026	0.004	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.023)	(0.030)	(0.026)	(0.004)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.010)	(0.023)	(0.030)	(0.026)	(0.004)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.00%	2.35%	3.01%	2.66%	0.46%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.53%[5]	0.53%	0.53%	0.53%	0.39%	0.13%
Net investment income	2.00%[5]	2.29%	2.96%	2.62%	0.43%	0.01%
Expense waiver/reimbursement[6]	0.09%[5]	0.10%	0.14%	0.17%	0.36%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,368	$136,361	$99,920	$92,746	$108,627	$106,973

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.009	0.022	0.028	0.025	0.004	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.009	0.022	0.028	0.025	0.004	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.022)	(0.028)	(0.025)	(0.004)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.009)	(0.022)	(0.028)	(0.025)	(0.004)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.93%	2.19%	2.85%	2.51%	0.38%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.68%	0.68%	0.37%	0.13%
Net investment income	1.86%[5]	2.16%	2.82%	2.51%	0.07%	0.01%
Expense waiver/reimbursement[6]	0.14%[5]	0.15%	0.20%	0.22%	0.61%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,121	$2,418	$3,118	$5,388	$5,411	$235,112

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.007	0.018	0.025	0.021	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.007	0.018	0.025	0.021	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.018)	(0.025)	(0.021)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.007)	(0.018)	(0.025)	(0.021)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.75%	1.84%	2.49%	2.16%	0.25%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	1.03%[5]	1.03%	1.03%	1.03%	0.61%	0.13%
Net investment income	1.51%[5]	1.81%	2.47%	2.07%	0.25%	0.01%
Expense waiver/reimbursement[6]	0.19%[5]	0.20%	0.25%	0.27%	0.77%	1.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,745	$10,004	$13,586	$18,592	$32,205	$27,742

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.011	0.025	0.031	0.028	0.005	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.011	0.025	0.031	0.028	0.005	0.000[2]
Less Distributions:
Distributions from net investment income	(0.011)	(0.025)	(0.031)	(0.028)	(0.005)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.011)	(0.025)	(0.031)	(0.028)	(0.005)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.08%	2.50%	3.16%	2.82%	0.55%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.38%[5]	0.38%	0.38%	0.38%	0.28%	0.13%
Net investment income	2.20%[5]	2.44%	3.13%	2.76%	0.45%	0.01%
Expense waiver/reimbursement[6]	0.09%[5]	0.10%	0.15%	0.17%	0.34%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,692	$20,323	$18,596	$33,163	$42,201	$57,216

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$2,072,430,048
Cash	134,922
Income receivable	13,146,102
Receivable for shares sold	3,102,663
Total Assets	2,088,813,735
Liabilities:
Payable for investments purchased	10,000,000
Payable for shares redeemed	3,824,484
Income distribution payable	205,896
Payable for investment adviser fee (Note 5)	8,964
Payable for administrative fee (Note 5)	4,381
Payable for distribution services fee (Note 5)	4,075
Payable for other service fees (Notes 2 and 5)	32,831
Accrued expenses (Note 5)	125,065
Total Liabilities	14,205,696
Net assets for 2,074,511,614 shares outstanding	$2,074,608,039
Net Assets Consist of:
Paid-in capital	$2,074,511,579
Total distributable earnings (loss)	96,460
Net Assets	$2,074,608,039
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$1,894,680,923 ÷ 1,894,592,889 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$152,368,292 ÷ 152,361,181 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$2,121,182 ÷ 2,121,083 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$8,745,459 ÷ 8,745,053 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$16,692,183 ÷ 16,691,408 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Interest	$26,674,387
Expenses:
Investment adviser fee (Note 5)	2,620,763
Administrative fee (Note 5)	810,548
Custodian fees	30,501
Transfer agent fees (Note 2)	183,974
Directors’/Trustees’ fees (Note 5)	5,306
Auditing fees	13,645
Legal fees	4,759
Portfolio accounting fees	116,632
Distribution services fee (Note 5)	29,659
Other service fees (Notes 2 and 5)	211,276
Share registration costs	94,513
Printing and postage	15,624
Miscellaneous (Note 5)	6,448
TOTAL EXPENSES	4,143,648
Waivers:
Waiver of investment adviser fee (Note 5)	(916,092)
Waiver of other operating expenses (Note 5)	(5,139)
TOTAL WAIVERS	(921,231)
Net expenses	3,222,417
Net investment income	23,451,970
Net realized gain on investments	76,946
Change in net assets resulting from operations	$23,528,916
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,451,970	$45,536,630
Net realized gain (loss)	76,946	(6,837)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,528,916	45,529,793
Distributions to Shareholders:
Wealth Shares	(21,584,818)	(42,132,092)
Service Shares	(1,479,917)	(2,984,286)
Cash II Shares	(21,766)	(50,913)
Cash Series Shares	(68,480)	(197,337)
Capital Shares	(255,858)	(488,670)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,410,839)	(45,853,298)
Share Transactions:
Proceeds from sale of shares	1,649,656,192	3,085,668,855
Net asset value of shares issued to shareholders in payment of distributions declared	21,949,442	43,276,759
Cost of shares redeemed	(1,628,558,537)	(2,615,171,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	43,047,097	513,773,725
Change in net assets	43,165,174	513,450,220
Net Assets:
Beginning of period	2,031,442,865	1,517,992,645
End of period	$2,074,608,039	$2,031,442,865
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers of $921,231 is disclosed in various locations in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$167,910
Service Shares	13,046
Cash II Shares	206
Cash Series Shares	804
Capital Shares	2,008
TOTAL	$183,974
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$185,317
Cash II Shares	2,938
Cash Series Shares	11,379
Capital Shares	11,642
TOTAL	$211,276
For the six months ended April 30, 2026, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,478,619,845	$1,478,619,845	2,788,109,085	$2,788,109,085
Shares issued to shareholders in payment of distributions declared	20,147,433	20,147,433	39,567,552	39,567,552
Shares redeemed	(1,466,530,867)	(1,466,530,867)	(2,347,818,469)	(2,347,818,469)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	32,236,411	$32,236,411	479,858,168	$479,858,168
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	135,018,759	$135,018,759	239,200,143	$239,200,143
Shares issued to shareholders in payment of distributions declared	1,457,857	1,457,857	2,982,704	2,982,704
Shares redeemed	(120,478,046)	(120,478,046)	(205,720,338)	(205,720,338)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	15,998,570	$15,998,570	36,462,509	$36,462,509
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	2,110,366	$2,110,366	5,027,677	$5,027,677
Shares issued to shareholders in payment of distributions declared	21,766	21,766	50,781	50,781
Shares redeemed	(2,428,946)	(2,428,946)	(5,777,913)	(5,777,913)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(296,814)	$(296,814)	(699,455)	$(699,455)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	10,465,414	$10,465,414	30,737,779	$30,737,779
Shares issued to shareholders in payment of distributions declared	67,442	67,442	192,528	192,528
Shares redeemed	(11,792,272)	(11,792,272)	(34,508,729)	(34,508,729)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,259,416)	$(1,259,416)	(3,578,422)	$(3,578,422)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	23,441,808	$23,441,808	22,594,171	$22,594,171
Shares issued to shareholders in payment of distributions declared	254,944	254,944	483,194	483,194
Shares redeemed	(27,328,406)	(27,328,406)	(21,346,440)	(21,346,440)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,631,654)	$(3,631,654)	1,730,925	$1,730,925
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	43,047,097	$43,047,097	513,773,725	$513,773,725
4. FEDERAL TAX INFORMATION
As of October 31, 2025, the Fund had a capital loss carryforward of $6,837 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,837	$—	$6,837
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $916,092 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,350	$(588)
Cash Series Shares	27,309	(4,551)
TOTAL	$29,659	$(5,139)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2026, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $139 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28%, 0.53%, 0.68%, 1.03% and 0.38% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Semi-Annual Financial Statements and Additional Information

Interfund Transactions
During the six months ended April 30, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $300,245,000 and $308,035,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2026, 50.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.6% of total investments.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
federated HERMES california municipal cash trust (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective January 1, 2025.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes California Municipal Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
0041609 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Hermes Institutional Tax-Free Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—98.2%
		Alabama—2.3%
$25,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.430%, 5/1/2026	$ 25,000,000
10,500,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.430%, 5/1/2026	10,500,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 3.330%, 5/7/2026	28,000,000
7,610,000		Tuscaloosa County, AL Port Authority (Tuscaloosa Riverfront Development, LLC), (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Federal Home Loan Bank of Atlanta LOC), 3.140%, 5/7/2026	7,610,000
		TOTAL	71,110,000
		Alaska—1.3%
100,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 3.040%, 5/7/2026	100,000
21,510,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 3.040%, 5/7/2026	21,510,000
17,000,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 C) Daily VRDNs, (Exxon Mobil Corp. GTD), 3.450%, 5/1/2026	17,000,000
		TOTAL	38,610,000
		Arizona—0.8%
4,000,000		Maricopa County, AZ, IDA (DC Paloma 2 LLC), (Series 2009) Weekly VRDNs, (CoBank, ACB LOC), 3.130%, 5/7/2026	4,000,000
20,000,000		Yavapai County, AZ IDA - Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Bank of Nova Scotia LOC), 3.150%, 5/7/2026	20,000,000
		TOTAL	24,000,000
		Colorado—0.4%
11,250,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series 2024-E) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	11,250,000
		Connecticut—0.8%
8,500,000		Connecticut State HFA, (2015 Subseries C-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.050%, 5/7/2026	8,500,000
15,500,000		Connecticut State HFA, (Series 2025 E-3) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 5/7/2026	15,500,000
		TOTAL	24,000,000
		District of Columbia—1.4%
35,500,000		District of Columbia (Children’s Hospital Obligated Group/DC), (Series 2025) Weekly VRDNs, (Truist Bank LOC), 3.150%, 5/7/2026	35,500,000
6,810,000		District of Columbia Water & Sewer Authority, (Series C-1) Daily VRDNs, (Bank of America N.A. LIQ), 3.400%, 5/1/2026	6,810,000
		TOTAL	42,310,000
		Florida—10.6%
25,000,000		Escambia County, FL Solid Waste Disposal (Florida Power & Light Co.), Gulf Power Co. Project (Series 2009) Weekly VRDNs, 3.350%, 5/6/2026	25,000,000
44,775,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series 2012I-3) Weekly VRDNs, 3.040%, 5/7/2026	44,775,000
31,465,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series 2012I-4) Weekly VRDNs, 3.070%, 5/7/2026	31,465,000
6,870,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series 2025D) Daily VRDNs, (PNC Bank, N.A. LIQ), 3.400%, 5/1/2026	6,870,000
44,015,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-1) Weekly VRDNs, 3.090%, 5/7/2026	44,015,000
6,630,000		Hillsborough County, FL IDA (BayCare Health System, Inc.), (Series 2020C) Weekly VRDNs, (TD Bank, N.A. LOC), 3.500%, 5/6/2026	6,630,000
10,205,000		Hillsborough County, FL IDA (BayCare Obligated Group), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	10,205,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994) Weekly VRDNs, 3.350%, 5/6/2026	10,000,000
15,570,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.000%, 5/6/2026	15,570,000
11,345,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.100%, 5/7/2026	11,345,000
16,700,000		Lee County, FL IDA (Lee Health Systems, Inc.), (2026 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	16,700,000
13,510,000		Manatee County, FL (Florida Power & Light Co.) Weekly VRDNs, 3.350%, 5/6/2026	13,510,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 1,750,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.210%, 5/7/2026	$ 1,750,000
2,265,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.180%, 5/6/2026	2,265,000
4,500,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), (Series 2008E) Weekly VRDNs, (TD Bank, N.A. LOC), 3.500%, 5/6/2026	4,500,000
46,685,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.650%, 5/6/2026	46,685,000
33,525,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/6/2026	33,525,000
		TOTAL	324,810,000
		Georgia—5.2%
92,940,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.130%, 5/7/2026	92,940,000
1,670,000		Cherokee County, GA Development Authority (Goodwill of North Georgia, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.180%, 5/6/2026	1,670,000
15,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2004) Weekly VRDNs, (Truist Bank LOC), 3.150%, 5/7/2026	15,000,000
11,000,000		Cobb County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2006) Weekly VRDNs, (Truist Bank LOC), 3.150%, 5/7/2026	11,000,000
32,100,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.180%, 5/6/2026	32,100,000
5,500,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2010) Weekly VRDNs, 3.150%, 5/7/2026	5,500,000
		TOTAL	158,210,000
		Idaho—0.6%
18,400,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	18,400,000
		Illinois—2.5%
5,570,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.090%, 5/7/2026	5,570,000
2,490,000		Illinois Development Finance Authority (North Shore Senior Center), (Series 1999) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.000%, 5/6/2026	2,490,000
45,965,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 5/6/2026	45,965,000
13,020,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 5/6/2026	13,020,000
8,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), (Series 2009E-1) Daily VRDNs, (PNC Bank, N.A. LOC), 3.350%, 5/1/2026	8,000,000
2,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), (Series 2009E-2) Daily VRDNs, (PNC Bank, N.A. LOC), 3.350%, 5/1/2026	2,000,000
		TOTAL	77,045,000
		Indiana—1.7%
44,700,000		Indiana State Finance Authority Environmental (Duke Energy Indiana, LLC), (Series 2009A-4) Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.400%, 5/1/2026	44,700,000
6,495,000		Valparaiso, IN (Pines Village Retirement Community, Inc.), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.360%, 5/7/2026	6,495,000
		TOTAL	51,195,000
		Iowa—2.1%
6,200,000		Iowa Finance Authority (Cargill, Inc.), (Series 2009B) Weekly VRDNs, 3.130%, 5/7/2026	6,200,000
3,600,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2009A) Weekly VRDNs, 3.120%, 5/7/2026	3,600,000
12,500,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development Revenue Bonds (Series 2011A) Weekly VRDNs, 3.120%, 5/7/2026	12,500,000
41,500,000		Iowa Finance Authority (HF Chlor-Alkali, LLC), (Series 2012) Weekly VRDNs, (Cargill, Inc. GTD), 3.130%, 5/7/2026	41,500,000
		TOTAL	63,800,000
		Louisiana—5.6%
10,800,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (Exxon Mobil Corp. GTD), 3.450%, 5/1/2026	10,800,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$ 800,000		Hammond Area, LA Economic & Industrial Development District (AGEM Management Services LLC) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.430%, 5/7/2026	$ 800,000
2,080,000		Louisiana Local Government Environmental Facilities CDA (The Christ Episcopal Church in Covington), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.770%, 5/6/2026	2,080,000
27,905,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	27,905,000
2,900,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	2,900,000
20,000		Louisiana State Gas & Fuels Second Lien, (Series 2025 C) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	20,000
39,685,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.440%, 5/6/2026	39,685,000
83,180,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.400%, 5/6/2026	83,180,000
3,770,000		St. Tammany Parish Development District, LA (Main Street Holdings of St.Tammany, LLC), (Series 2006A) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.430%, 5/7/2026	3,770,000
		TOTAL	171,140,000
		Maryland—2.4%
49,400,000		Maryland Health and Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2025C-2) Weekly VRDNs, (PNC Bank, N.A. LOC), 3.120%, 5/7/2026	49,400,000
12,000,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 3.300%, 5/1/2026	12,000,000
13,290,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 3.500%, 5/6/2026	13,290,000
		TOTAL	74,690,000
		Massachusetts—0.3%
10,185,000		Massachusetts Development Finance Agency (Children’s Hospital of Boston), (Series 2024 U-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	10,185,000
		Michigan—1.1%
35,000,000		Michigan State Finance Authority (Corewell Health Obligated Group), (Series C) Weekly VRDNs, 3.350%, 5/6/2026	35,000,000
		Minnesota—0.7%
3,365,000		Inver Grove Heights, MN (PHM/Inver Grove, Inc.), (Series 2005) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.040%, 5/7/2026	3,365,000
10,785,000		Minneapolis, MN (One Ten Grant Project), Variable Rate Housing Revenue Bonds Weekly VRDNs, (Federal National Mortgage Association LOC), 3.090%, 5/7/2026	10,785,000
7,500,000		Moorhead, MN (American Crystal Sugar Co.), Series 2020 Weekly VRDNs, (CoBank, ACB LOC), 3.330%, 5/7/2026	7,500,000
		TOTAL	21,650,000
		Mississippi—2.4%
72,000,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.100%, 5/7/2026	72,000,000
		Multi-State—8.1%
14,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.160%, 5/7/2026	14,000,000
44,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.160%, 5/7/2026	44,600,000
24,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 3.150%, 5/7/2026	24,000,000
35,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 3.140%, 5/7/2026	35,600,000
9,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 3.180%, 5/7/2026	9,000,000
98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.170%, 5/7/2026	98,900,000
20,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, VRDP (Series 5-1000) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ)/(Sumitomo Mitsui Banking Corp. LOC), 3.150%, 5/7/2026	20,000,000
		TOTAL	246,100,000
		Nebraska—0.0%
1,400,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.130%, 5/7/2026	1,400,000
		Nevada—0.7%
21,850,000		Clark County, NV Department of Aviation, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 2.950%, 5/6/2026	21,850,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—12.9%
$ 8,400,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	$ 8,400,000
17,645,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.120%, 5/7/2026	17,645,000
19,650,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.120%, 5/7/2026	19,650,000
2,450,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2011 Subseries FF-1) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	2,450,000
31,300,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-4 Bonds) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.350%, 5/1/2026	31,300,000
5,750,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.420%, 5/1/2026	5,750,000
9,140,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2016 Series AA-1) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	9,140,000
20,335,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.350%, 5/1/2026	20,335,000
10,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2023 Subseries A-3) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.450%, 5/1/2026	10,000,000
2,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.090%, 5/7/2026	2,000,000
38,460,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.460%, 5/1/2026	38,460,000
27,650,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	27,650,000
10,275,000		New York City, NY Transitional Finance Authority, (Subseries A2) Daily VRDNs, (UBS AG LIQ), 3.350%, 5/1/2026	10,275,000
7,215,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	7,215,000
32,645,000		New York City, NY, (Fiscal 2013 Subseries A-3) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.350%, 5/1/2026	32,645,000
17,400,000		New York City, NY, (Fiscal 2017 Subseries A-60) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	17,400,000
14,250,000		New York City, NY, (Fiscal 2022 Subseries D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.400%, 5/1/2026	14,250,000
11,325,000		New York City, NY, (Fiscal 2025, Series G-2) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	11,325,000
55,360,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.350%, 5/1/2026	55,360,000
4,000,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.700%, 5/6/2026	4,000,000
40,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Societe Generale S.A. LIQ), 3.140%, 5/7/2026	40,000,000
8,200,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.140%, 5/7/2026	8,200,000
		TOTAL	393,450,000
		North Carolina—2.0%
5,800,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	5,800,000
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2018H) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	4,000,000
16,500,000		North Carolina Medical Care Commission (Duke University Health Systems), (Series 2025E) Weekly VRDNs, (Royal Bank of Canada LIQ), 3.050%, 5/7/2026	16,500,000
27,475,000		Person County, NC Industrial Facilities & Pollution Control Financing Authority (Certainteed Gypsum, Inc.), (Series 2010) Weekly VRDNs, (Credit Industriel et Commercial LOC), 3.150%, 5/7/2026	27,475,000
8,100,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	8,100,000
		TOTAL	61,875,000
		Ohio—3.0%
23,020,000		Allen County, OH (Bon Secours Mercy Health), (Series 2025C) Weekly VRDNs, (PNC Bank, N.A. LOC), 3.120%, 5/7/2026	23,020,000
34,905,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	34,905,000
10,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (2025 Series D) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.090%, 5/6/2026	10,000,000
15,000,000		Ohio State University, (Series 2023 A-1) Weekly VRDNs, 2.900%, 5/6/2026	15,000,000
Semi-Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 8,670,000		Ohio State, Capital Facilities Lease-Appropriation Variable Rate Bonds (Series 2016C: Adult Correctional Building Fund) Weekly VRDNs, 3.000%, 5/6/2026	$ 8,670,000
		TOTAL	91,595,000
		Pennsylvania—9.1%
4,760,000		Butler County, PA General Authority (South Park School District), (Series 2011) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 3.120%, 5/7/2026	4,760,000
2,995,000		Butler County, PA IDA (Concordia Lutheran Obligated Group), (Series A of 2008) Weekly VRDNs, (Truist Bank LOC), 3.150%, 5/7/2026	2,995,000
16,475,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.450%, 5/1/2026	16,475,000
30,000,000		Delaware Valley, PA Regional Finance Authority, (Series 2020 D) Weekly VRDNs, (TD Bank, N.A. LOC), 3.500%, 5/6/2026	30,000,000
21,935,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	21,935,000
46,245,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), (Series D-1) Daily VRDNs, (Bank of America N.A. LOC), 3.450%, 5/1/2026	46,245,000
11,350,000		Pennsylvania State Turnpike Commission, (Second Series of 2019) Weekly VRDNs, (TD Bank, N.A. LOC), 3.120%, 5/7/2026	11,350,000
20,730,000		Pennsylvania State Turnpike Commission, (Series A of 2020) Weekly VRDNs, (Barclays Bank PLC LOC), 2.900%, 5/7/2026	20,730,000
20,635,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.120%, 5/7/2026	20,635,000
5,675,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B-2) Weekly VRDNs, (TD Bank, N.A. LOC), 3.120%, 5/7/2026	5,675,000
75,170,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 3.120%, 5/7/2026	75,170,000
22,315,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (Bank of America N.A. LIQ), 3.500%, 5/1/2026	22,315,000
		TOTAL	278,285,000
		South Carolina—0.2%
5,375,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 3.180%, 5/6/2026	5,375,000
		Tennessee—1.5%
1,330,000		Blount County, TN Public Building Authority (Bradley County, TN), (Series E-6-A) Weekly VRDNs, (Truist Bank LOC), 3.380%, 5/6/2026	1,330,000
4,380,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.380%, 5/6/2026	4,380,000
30,000,000		Johnson City, TN Health & Educational Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.150%, 5/7/2026	30,000,000
9,925,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.380%, 5/7/2026	9,925,000
		TOTAL	45,635,000
		Texas—13.6%
10,550,000		Austin, TX (Austin, TX Hotel Occupancy Tax), Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 3.090%, 5/7/2026	10,550,000
18,110,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2024-E) Weekly VRDNs, 3.400%, 5/6/2026	18,110,000
52,835,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	52,835,000
19,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025D) Daily VRDNs, (Royal Bank of Canada LIQ), 3.450%, 5/1/2026	19,000,000
35,500,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025E) Daily VRDNs, (Royal Bank of Canada LIQ), 3.450%, 5/1/2026	35,500,000
43,500,000		New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 3.400%, 5/1/2026	43,500,000
40,700,000		New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), (Series 2025C) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.400%, 5/1/2026	40,700,000
45,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2024-C) Weekly VRDNs, 3.400%, 5/6/2026	45,000,000
16,760,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), (Series 2008C-4) Weekly VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/6/2026	16,760,000
1,140,000		Texas State, Veterans Bonds (Series 2019) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 5/6/2026	1,140,000
68,715,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.000%, 5/6/2026	68,715,000
Semi-Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$22,820,000		Texas State, Veterans Bonds (Series 2023) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.000%, 5/6/2026	$ 22,820,000
41,355,000		Texas State, Veterans Bonds (Series 2025B) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.450%, 5/6/2026	41,355,000
		TOTAL	415,985,000
		Virginia—3.0%
38,610,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.900%, 5/6/2026	38,610,000
23,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	23,500,000
6,650,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.180%, 5/6/2026	6,650,000
12,880,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.150%, 5/7/2026	12,880,000
11,500,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	11,500,000
		TOTAL	93,140,000
		West Virginia—1.0%
14,395,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.230%, 5/7/2026	14,395,000
15,520,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.230%, 5/6/2026	15,520,000
		TOTAL	29,915,000
		Wisconsin—0.9%
15,000,000		Appleton, WI (Foremost Farms), (Series 2010) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.330%, 5/7/2026	15,000,000
11,630,000		Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	11,630,000
		TOTAL	26,630,000
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $3,000,640,000)[2]	3,000,640,000
		OTHER ASSETS AND LIABILITIES - NET—1.8%[3]	54,268,806
		NET ASSETS—100%	$3,054,908,806
At April 30, 2026, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
6

As of April 30, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDA	—Community Development Authority
EDA	—Economic Development Authority
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0112	0.0254	0.0324	0.0299	0.0062	0.0001
Net realized gain (loss)	-	-	-	(0.0005)[2]	(0.0000)[3]	-
Total From Investment Operations	0.0112	0.0254	0.0324	0.0294	0.0062	0.0001
Less Distributions:
Distributions from net investment income	(0.0112)	(0.0254)	(0.0324)	(0.0294)	(0.0062)	(0.0001)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	1.13%	2.57%	3.29%	2.98%	0.62%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.20%[6]	0.20%	0.20%	0.20%	0.18%	0.08%
Net investment income	2.26%[6]	2.52%	3.24%	2.99%	0.75%	0.01%
Expense waiver/reimbursement[7]	0.14%[6]	0.14%	0.15%	0.15%	0.18%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,080,909	$2,146,393	$1,820,481	$1,732,481	$1,114,556	$549,366

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net investment income (loss)[1]	0.0115	0.0259	0.0329	0.0300	0.0065	0.0001
Net realized gain (loss)	—	—	—	(0.0001)[2]	(0.0000)[3]	—
Total From Investment Operations	0.0115	0.0259	0.0329	0.0299	0.0065	0.0001
Less Distributions:
Distributions from net investment income	(0.0115)	(0.0259)	(0.0329)	(0.0299)	(0.0065)	(0.0001)
Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return[4]	1.15%	2.62%	3.34%	3.03%	0.65%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%	0.15%	0.14%	0.08%
Net investment income	2.29%[6]	2.57%	3.29%	2.99%	0.83%	0.01%
Expense waiver/reimbursement[7]	0.14%[6]	0.14%	0.15%	0.15%	0.17%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$974,000	$921,164	$864,460	$769,020	$784,152	$301,266

1	Per share numbers have been calculated using the average shares method.
2
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes in Net Assets due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities (identified cost $3,000,640,000)	$3,000,640,000
Cash	238,511
Income receivable	8,362,724
Receivable for investments sold	39,112,103
Receivable for shares sold	15,455,105
Total Assets	3,063,808,443
Liabilities:
Payable for shares redeemed	4,268,553
Income distribution payable	4,409,685
Payable for investment adviser fee (Note 5)	4,685
Payable for administrative fee (Note 5)	6,432
Payable for other service fees (Notes 2 and 5)	79,327
Accrued expenses (Note 5)	130,955
Total Liabilities	8,899,637
Net assets for 3,054,978,350 shares outstanding	$3,054,908,806
Net Assets Consist of:
Paid-in capital	$3,054,978,350
Total distributable earnings (loss)	(69,544)
Net Assets	$3,054,908,806
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,080,908,741 ÷ 2,080,981,231 shares outstanding, no par value, unlimited shares authorized	$1.0000
Premier Shares:
$974,000,065 ÷ 973,997,119 shares outstanding, no par value, unlimited shares authorized	$1.0000
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Interest	$38,172,404
Expenses:
Investment adviser fee (Note 5)	3,108,283
Administrative fee (Note 5)	1,201,132
Custodian fees	47,045
Transfer agent fees	13,395
Directors’/Trustees’ fees (Note 5)	7,808
Auditing fees	12,248
Legal fees	5,095
Portfolio accounting fees	102,487
Other service fees (Notes 2 and 5)	516,751
Share registration costs	85,608
Printing and postage	12,212
Miscellaneous (Note 5)	32,449
TOTAL EXPENSES	5,144,513
Waiver of investment adviser fee (Note 5)	(2,220,395)
Net expenses	2,924,118
Net investment income	35,248,286
Change in net assets resulting from operations	$35,248,286
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,248,286	$76,385,326
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,248,286	76,385,326
Distributions to Shareholders:
Institutional Shares	(23,448,967)	(50,249,400)
Premier Shares	(11,783,926)	(26,217,055)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,232,893)	(76,466,455)
Share Transactions:
Proceeds from sale of shares	4,628,226,398	9,196,683,235
Net asset value of shares issued to shareholders in payment of distributions declared	13,425,749	29,557,174
Cost of shares redeemed	(4,654,315,745)	(8,843,544,085)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,663,598)	382,696,324
Change in net assets	(12,648,205)	382,615,195
Net Assets:
Beginning of period	3,067,557,011	2,684,941,816
End of period	$3,054,908,806	$3,067,557,011
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Tax-Free Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
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Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $2,220,395 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Institutional Shares	$516,751
For the six months ended April 30, 2026, the Fund’s Premier Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,334,135,741	$1,334,135,741	2,892,009,524	$2,892,009,524
Shares issued to shareholders in payment of distributions declared	7,072,459	7,072,459	14,758,381	14,758,381
Shares redeemed	(1,406,718,116)	(1,406,718,116)	(2,580,793,667)	(2,580,793,667)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(65,509,916)	$(65,509,916)	325,974,238	$325,974,238
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	3,294,090,657	$3,294,090,657	6,304,673,711	$6,304,673,711
Shares issued to shareholders in payment of distributions declared	6,353,290	6,353,290	14,798,793	14,798,793
Shares redeemed	(3,247,597,629)	(3,247,597,629)	(6,262,750,418)	(6,262,750,418)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	52,846,318	$52,846,318	56,722,086	$56,722,086
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(12,663,598)	$(12,663,598)	382,696,324	$382,696,324
4. FEDERAL TAX INFORMATION
As of October 31, 2025, the Fund had a capital loss carryforward of $204 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$204	$—	$204
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $2,220,395 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares and Premier Shares, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended April 30, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,271,305,000 and $1,150,400,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
7. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES INSTITUTIONAL TAX-FREE CASH TRUST (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
20

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
21

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Institutional Tax-Free Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919486
CUSIP 60934N666
8070103 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX	Cash Series | FNCXX

Federated Hermes New York Municipal Cash Trust

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.0%
		New York—100.0%
$ 5,630,000		Albany, NY IDA (Renaissance Corp. of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.290%, 5/7/2026	$ 5,630,000
2,000,000		Beaver River, NY Central School District BANs, 3.500%, 7/24/2026	2,002,271
28,400,000		Blackrock Muni Yield New York Quality Fund, Inc. NY, (Series W-7A) Weekly VRDPs, (Bank of America N.A. LIQ), 3.230%, 5/7/2026	28,400,000
1,510,000		Brasher Falls, NY Central School District BANs, 3.500%, 8/19/2026	1,511,984
18,000,000		Broome County, NY BANs, 4.000%, 4/23/2027	18,217,604
1,800,000		Build NYC Resource Corp. (Federation of Protestant Welfare Agencies, Inc.), (Series 2014) Weekly VRDNs, (TD Bank, N.A. LOC), 3.290%, 5/7/2026	1,800,000
2,000,000		Cato-Meridian, NY Central School District BANs, 3.250%, 7/29/2026	2,002,631
500,000		Chautauqua County, NY IDA (Jamestown Community College), (Series 2007A) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.250%, 5/7/2026	500,000
5,000,000		Chazy, NY Union Free School District BANs, 4.000%, 6/25/2026	5,005,470
1,722,000		Chenango Valley, NY Central School District BANs, 3.750%, 8/28/2026	1,725,537
2,999,014		Cherry Valley-Springfield, NY Central School District BANs, 3.750%, 7/16/2026	3,000,219
1,766,300		Clarendon, NY BANs, 3.750%, 4/13/2027	1,780,983
3,000,000		Clyde-Savannah Central School District, NY BANs, 3.250%, 7/24/2026	3,002,890
4,233,550		Cold Spring, NY BANs, 3.750%, 4/30/2027	4,263,864
6,299,827		Connetquot, NY Central School District BANs, 4.000%, 6/18/2026	6,310,638
3,000,000		Copenhagen, NY Central School District BANs, 3.500%, 8/7/2026	3,003,532
7,515,000		Cornwall, NY BANs, 3.500%, 4/29/2027	7,554,910
1,440,738		Croton on Hudson, NY BANs, 3.500%, 9/25/2026	1,442,421
20,255,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.340%, 5/7/2026	20,255,000
12,000,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.340%, 5/7/2026	12,000,000
615,000		Erie County, NY IDA (OAHS Tonawanda TC LLC), Mizuho 3a-7 (Series 2023-MIZ9125) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	615,000
2,235,000		Erie County, NY IDA (Our Lady of Victory Renaissance Corp.), (Series 2007A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 3.120%, 5/7/2026	2,235,000
4,235,000		Farmingdale, NY, (Series A) BANs, 3.250%, 1/28/2027	4,254,062
8,800,000		Genesee Valley, NY Central School District BANs, 3.750%, 1/14/2027	8,860,502
3,250,000		Greenburgh, NY CSD BANs, 4.000%, 5/29/2026	3,251,204
1,361,214		Harpursville, NY Central School District, (Series C) BANs, 4.000%, 8/12/2026	1,364,491
5,490,000		Hempstead (town), NY IDA Multi-Family Housing (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.240%, 5/7/2026	5,490,000
9,435,000		Highland Falls, NY BANs, 3.000%, 9/24/2026	9,449,681
4,000,000		Highlands, NY BANs, 3.500%, 11/19/2026	4,008,567
2,000,000		Lafayette, NY, CSD BANs, 3.250%, 7/24/2026	2,001,838
2,500,000		Long Beach, NY BANs, 4.500%, 5/6/2026	2,500,231
2,578,844		Maine-Endwell, NY Central School District BANs, 4.000%, 9/25/2026	2,591,473
3,000,000		McGraw, NY Central School District BANs, 4.000%, 7/23/2026	3,002,633
6,500,000		McGraw, NY Central School District, (Series B) BANs, 4.000%, 7/23/2026	6,515,211
1,730,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	1,730,000
1,645,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-2a) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	1,645,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2022-XM1004) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.210%, 5/7/2026	10,000,000
2,845,000		Metropolitan Transportation Authority, NY, Tender Option Bond Certificates (Series 2022-XF3052) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.210%, 5/7/2026	2,845,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 3,600,000		Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (Series 2022-XG0385) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.210%, 5/7/2026	$ 3,600,000
4,626,655		Morrisville-Eaton, NY Central School District BANs, 3.750%, 7/15/2026	4,629,127
3,135,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank, N.A. LOC), 3.200%, 5/7/2026	3,135,000
7,500,000		New York City Capital Resource Corp. (Wyhehotel LLC) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.310%, 5/7/2026	7,500,000
14,100,000		New York City Housing Development Corp. (2 Gold LLC), (Series 2006A: 2 Gold Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.700%, 5/6/2026	14,100,000
5,000,000		New York City Housing Development Corp. (55 Clinton Associates LLC), (Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.570%, 5/6/2026	5,000,000
1,640,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.120%, 5/7/2026	1,640,000
7,315,000		New York City Housing Development Corp., (Series L-2) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.120%, 5/7/2026	7,315,000
17,965,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.120%, 5/7/2026	17,965,000
14,210,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (Fiscal 2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	14,210,000
1,770,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	1,770,000
125,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	125,000
9,500,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2015 Subseries BB-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.420%, 5/1/2026	9,500,000
4,800,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 3.350%, 5/1/2026	4,800,000
5,400,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.090%, 5/7/2026	5,400,000
5,240,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-3A) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.450%, 5/1/2026	5,240,000
2,750,000		New York City, NY Transitional Finance Authority, (Fiscal 2013 Series A Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	2,750,000
6,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2013 Subseries A-7) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.040%, 5/7/2026	6,000,000
3,200,000		New York City, NY Transitional Finance Authority, (Fiscal 2023 Subseries A-3) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.450%, 5/1/2026	3,200,000
8,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.090%, 5/7/2026	8,000,000
12,500,000		New York City, NY Transitional Finance Authority, Fiscal 2016 Subseries A-4) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	12,500,000
1,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.120%, 5/7/2026	1,500,000
3,150,000		New York City, NY Transitional Finance Authority, Morgan Stanley 3a-7 (Series 2025-MS0086) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.150%, 5/7/2026	3,150,000
5,400,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.350%, 5/1/2026	5,400,000
8,070,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs, (Bank of America N.A. LIQ), 3.450%, 5/1/2026	8,070,000
7,400,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs, (U.S. Bank, N.A. LOC), 3.450%, 5/1/2026	7,400,000
6,960,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 3.350%, 5/1/2026	6,960,000
9,610,000		New York City, NY, (Fiscal 2022 Subseries D-3) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.450%, 5/1/2026	9,610,000
1,425,000		New York City, NY, (Fiscal 2025, Series G-3) Daily VRDNs, (TD Bank, N.A. LIQ), 3.350%, 5/1/2026	1,425,000
2,700,000		New York City, NY, (Subseries A-7) Daily VRDNs, (BMO Bank, N.A. LOC), 3.470%, 5/1/2026	2,700,000
13,855,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.350%, 5/1/2026	13,855,000
12,000,000		New York City, NY, Fiscal 2017 (Subseries A-60) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	12,000,000
12,500,000		New York City, NY, Morgan Stanley 3a-7 (Series 2025-MS0085), (Morgan Stanley Bank, N.A. LIQ), 3.290%, Optional Tender 7/23/2026	12,500,000
16,000,000		New York Convention Center Development Corp., Citi 3a-7 (Series 2025-CF7059) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 3.140%, 5/7/2026	16,000,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 3,900,000		New York Mills, NY Union Free School District BANs, 3.750%, 6/25/2026	$ 3,902,445
10,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Morgan Stanley 3a-7 (Series 2025-MS0087), (Morgan Stanley Bank, N.A. LIQ), 3.260%, Optional Tender 5/21/2026	10,650,000
10,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 3.240%, 5/7/2026	10,000,000
12,000,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	12,000,000
5,700,000		New York State Dormitory Authority (State of New York Personal Income Tax Revenue), RBC Muni Products (Series 2026-G133) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.120%, 5/7/2026	5,700,000
11,625,000		New York State Dormitory Authority Revenues (White Plains Hospital Obligated Group), (Series 2024-XM1195) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 3.210%, 5/7/2026	11,625,000
8,000,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2004C-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.350%, 5/6/2026	8,000,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.350%, 5/6/2026	24,880,000
2,250,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012), 3.000%, Mandatory Tender 5/1/2026	2,250,000
6,500,000		New York State HFA (10 Barclay Street Housing LLC), (Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 2.900%, 5/6/2026	6,500,000
1,800,000		New York State HFA (100 Maiden Lane), (2004 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.700%, 5/6/2026	1,800,000
10,000,000		New York State HFA (111 Nassau Street Housing Revenue Bonds), (2011 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 3.370%, 5/1/2026	10,000,000
5,900,000		New York State HFA (316 Eleventh Avenue Housing), (2007 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.350%, 5/6/2026	5,900,000
1,550,000		New York State HFA (326 Riverdale Owners LLC), (Series 2008A: 330 Riverdale Avenue Apartments) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 5/6/2026	1,550,000
6,530,000		New York State HFA (330 West 39th Street), (2010 Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.750%, 5/6/2026	6,530,000
11,200,000		New York State HFA (42/9 Residential LLC), (Series 2002A: 360 West 43rd Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.350%, 5/6/2026	11,200,000
14,900,000		New York State HFA (42/9 Residential LLC), (Series 2003A: 360 West 43rd Street) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.350%, 5/6/2026	14,900,000
7,400,000		New York State HFA (42nd and 10th Street Associates LLC), 3A-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.440%, 5/7/2026	7,400,000
15,000,000		New York State HFA (500 West 30th LLC), Mizuho 3a-7 (Series 2025-MIZ9226) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	15,000,000
13,200,000		New York State HFA (750 Sixth Avenue Housing), (1998 Series A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 3.350%, 5/6/2026	13,200,000
10,000,000		New York State HFA (Flatbush Avenue Apartments), Mizuho 3a-7 (Series 2025-MIZ9239) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	10,000,000
300,000		New York State HFA (Liberty Street Realty LLC), (Series 2003A) Weekly VRDNs, (Federal Home Loan Mortgage Corp. LOC), 3.520%, 5/6/2026	300,000
12,000,000		New York State HFA (Riverside Center 2 BIT Owner, LLC), (Series 2026-MIZ9256) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.320%, 5/7/2026	12,000,000
15,000,000		New York State HFA (Riverside Center 2 BIT Owner, LLC), (Series 2026-MIZ9257) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.190%, 5/7/2026	15,000,000
5,000,000		New York State Thruway Authority - Personal Income Tax Revenue, Morgan Stanley 3a-7 (2025-MS0053), (Morgan Stanley Bank, N.A. LIQ), 3.290%, Optional Tender 7/23/2026	5,000,000
7,500,000		New York Transportation Development Corp. (JFK International Airport New Terminal One Project), Tender Option Bond Certificates (Series 2024-XM1174) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 3.270%, 5/7/2026	7,500,000
7,500,000		New York Transportation Development Corp. (JFK Millennium Partners LLC), Tender Option Bond Certificates (Series 2024-XM1194) Weekly VRDNs, (Assured Guaranty, Inc. GTD)/(Barclays Bank PLC LIQ), 3.270%, 5/7/2026	7,500,000
930,000		New York, NY City IDA (Jamaica First Parking LLC), (Series 2004) Weekly VRDNs, (TD Bank, N.A. LOC), 3.130%, 5/7/2026	930,000
2,105,000		Newfane, NY Central School District BANs, 4.000%, 6/25/2026	2,106,992
500,432		Niagara County, NY IDA (OAHS Niagara Towers TC LLC), Mizuho 3a-7 (Series 2023-MIZ91280) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	500,432
6,124,424		Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.320%, 5/7/2026	6,124,424
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$17,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.140%, 5/7/2026	$ 17,000,000
4,608,000		Ogdensburg, NY BANs, 3.250%, 3/5/2027	4,618,188
2,620,000		Onondaga County, NY IDA (Syracuse Research Corp.), (Series 2007) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 3.290%, 5/7/2026	2,620,000
3,500,000		Onondaga, NY Central School District BANs, 3.250%, 7/16/2026	3,503,236
2,500,000		Oxford Academy and Central School District, NY, (Series B) BANs, 3.750%, 7/3/2026	2,501,040
7,030,000		PIMCO New York Municipal Income Fund II, Putters 3a-7 (VMTP 5061) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.290%, 5/7/2026	7,030,000
4,000,000		Red Creek, NY Central School District BANs, 3.750%, 6/26/2026	4,000,887
4,500,000		Rensselaer, NY City School District BANs, 4.000%, 7/31/2026	4,504,770
6,000,000		Rockland, NY CSD, (Series A) BANs, 3.250%, 7/30/2026	6,006,568
2,100,000		Sackets Harbor, NY CSD, (Series B) BANs, 3.850%, 7/2/2026	2,100,860
10,855,000		Sleepy Hollow Local Development Corp. (FFAH CAA NY LLC), Mizuho 3A-7 (Series 2026-MIZ9250) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.320%, 5/7/2026	10,855,000
6,670,000		Triborough Bridge & Tunnel Authority, NY, (Series 2026-XL0738) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.400%, 5/1/2026	6,670,000
2,000,000		Tuckahoe Common, NY School District TANs, 3.750%, 6/18/2026	2,002,586
3,000,000		Waterloo, NY Central School District BANs, 3.000%, 7/30/2026	3,002,923
4,250,000		Wayne, NY Central School District BANs, 3.750%, 6/26/2026	4,251,571
18,735,000		Westchester County, NY IDA (Levister Redevelopment Co. LLC/NY), BAML (3A-7) (Series 2024-BAML6025) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.640%, 5/1/2026	18,735,000
3,000,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 3.190%, 5/7/2026	3,000,000
4,765,000		Westfield, NY BANs, 3.500%, 4/22/2027	4,792,076
4,000,000		Westfield, NY Central School District BANs, 3.500%, 7/21/2026	4,003,927
5,080,000		Westhill, NY Central School District BANs, 4.000%, 6/25/2026	5,082,212
1,350,000		Wyoming, NY Central School District BANs, 3.500%, 8/7/2026	1,350,877
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[2]	808,299,988
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	95,036
		NET ASSETS—100%	$808,395,024
Securities that are subject to the federal alternative minimum tax (AMT) represent 20.1% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
4

In valuing the Fund’s assets as of April 30, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.011	0.026	0.032	0.029	0.006	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.026	0.032	0.029	0.006	0.000[2]
Less Distributions:
Distributions from net investment income	(0.011)	(0.026)	(0.032)	(0.029)	(0.006)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.011)	(0.026)	(0.032)	(0.029)	(0.006)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.16%	2.68%	3.29%	2.97%	0.59%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]	0.32%	0.32%	0.32%	0.26%	0.21%
Net investment income	2.31%[5]	2.62%	3.25%	2.94%	0.58%	0.01%
Expense waiver/reimbursement[6]	0.10%[5]	0.12%	0.17%	0.26%	0.30%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$693,870	$527,830	$364,923	$206,898	$115,589	$111,555

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.010	0.024	0.030	0.028	0.005	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.001)	0.000[2]	0.000[2]
Total From Investment Operations	0.010	0.024	0.030	0.027	0.005	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.024)	(0.030)	(0.027)	(0.005)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.010)	(0.024)	(0.030)	(0.027)	(0.005)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.05%	2.46%	3.07%	2.75%	0.46%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.54%[5]	0.54%	0.54%	0.54%	0.33%	0.20%
Net investment income	2.09%[5]	2.40%	3.02%	2.79%	0.11%	0.01%
Expense waiver/reimbursement[6]	0.38%[5]	0.40%	0.45%	0.54%	0.78%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,734	$67,212	$48,915	$35,297	$13,677	$182,028

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.009	0.022	0.028	0.024	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.001	0.000[2]	0.000[2]
Total From Investment Operations	0.009	0.022	0.028	0.025	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.022)	(0.028)	(0.025)	(0.003)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.009)	(0.022)	(0.028)	(0.025)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.93%	2.22%	2.83%	2.51%	0.35%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.77%[5]	0.77%	0.77%	0.77%	0.53%	0.20%
Net investment income	1.86%[5]	2.19%	2.80%	2.40%	0.40%	0.01%
Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.22%	0.31%	0.52%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,338	$2,604	$2,770	$2,458	$6,850	$8,058

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.008	0.019	0.025	0.022	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.008	0.019	0.025	0.022	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.008)	(0.019)	(0.025)	(0.022)	(0.003)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.008)	(0.019)	(0.025)	(0.022)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.81%	1.97%	2.57%	2.26%	0.27%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	1.02%	1.02%	0.54%	0.19%
Net investment income	1.62%[5]	1.94%	2.54%	2.18%	0.22%	0.01%
Expense waiver/reimbursement[6]	0.25%[5]	0.27%	0.32%	0.41%	0.88%	1.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,453	$27,550	$31,621	$26,134	$25,174	$28,468

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$808,299,988
Cash	55,721
Income receivable	4,911,759
Receivable for shares sold	375,032
Total Assets	813,642,500
Liabilities:
Payable for investments purchased	4,504,770
Payable for shares redeemed	471,196
Income distribution payable	168,066
Payable for investment adviser fee (Note 4)	4,322
Payable for administrative fee (Note 4)	1,706
Payable for distribution services fee (Note 4)	11,018
Payable for other service fees (Notes 2 and 4)	22,038
Accrued expenses (Note 4)	64,360
Total Liabilities	5,247,476
Net assets for 808,369,657 shares outstanding	$808,395,024
Net Assets Consist of:
Paid-in capital	$808,369,657
Total distributable earnings (loss)	25,367
Net Assets	$808,395,024
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$693,869,814 ÷ 693,848,042 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$87,733,842 ÷ 87,731,088 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$6,338,276 ÷ 6,338,077 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$20,453,092 ÷ 20,452,450 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Interest	$9,474,634
Dividends	12,838
TOTAL INCOME	9,487,472
Expenses:
Investment adviser fee (Note 4)	898,855
Administrative fee (Note 4)	278,503
Custodian fees	11,230
Transfer agent fees	135,429
Directors’/Trustees’ fees (Note 4)	1,798
Auditing fees	13,515
Legal fees	5,096
Portfolio accounting fees	79,487
Distribution services fee (Note 4)	176,946
Other service fees (Notes 2 and 4)	133,243
Share registration costs	86,300
Printing and postage	12,794
Miscellaneous (Note 4)	4,227
TOTAL EXPENSES	1,837,423
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(359,083)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(129,788)
TOTAL WAIVERS AND REIMBURSEMENT	(488,871)
Net expenses	1,348,552
Net investment income	8,138,920
Net realized gain on investments	2,994
Change in net assets resulting from operations	$8,141,914
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,138,920	$13,718,109
Net realized gain (loss)	2,994	24,631
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,141,914	13,742,740
Distributions to Shareholders:
Wealth Shares	(7,113,667)	(11,673,623)
Service Shares	(827,703)	(1,506,072)
Cash II Shares	(26,044)	(63,386)
Cash Series Shares	(203,795)	(536,959)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,171,209)	(13,780,040)
Share Transactions:
Proceeds from sale of shares	805,420,563	1,045,561,510
Net asset value of shares issued to shareholders in payment of distributions declared	7,412,345	12,591,260
Cost of shares redeemed	(629,604,427)	(881,147,875)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	183,228,481	177,004,895
Change in net assets	183,199,186	176,967,595
Net Assets:
Beginning of period	625,195,838	448,228,243
End of period	$808,395,024	$625,195,838
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $488,871 is disclosed in various locations in this Note 2 and Note 4.
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Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Wealth Shares	$115,527
Service Shares	14,791
Cash II Shares	524
Cash Series Shares	4,587
TOTAL	$135,429
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2026, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$98,536	$(27,590)
Cash II Shares	3,491	—
Cash Series Shares	31,216	—
TOTAL	$133,243	$(27,590)
For the six months ended April 30, 2026, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	694,633,554	$694,633,554	895,725,517	$895,725,517
Shares issued to shareholders in payment of distributions declared	6,374,558	6,374,558	10,550,492	10,550,492
Shares redeemed	(534,943,983)	(534,943,983)	(743,339,585)	(743,339,585)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	166,064,129	$166,064,129	162,936,424	$162,936,424
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	60,587,468	$60,587,468	96,334,527	$96,334,527
Shares issued to shareholders in payment of distributions declared	809,088	809,088	1,452,373	1,452,373
Shares redeemed	(40,871,933)	(40,871,933)	(79,485,982)	(79,485,982)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	20,524,623	$20,524,623	18,300,918	$18,300,918
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	5,126,684	$5,126,684	1,728,467	$1,728,467
Shares issued to shareholders in payment of distributions declared	25,979	25,979	63,299	63,299
Shares redeemed	(1,418,233)	(1,418,233)	(1,957,178)	(1,957,178)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	3,734,430	$3,734,430	(165,412)	$(165,412)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	45,072,857	$45,072,857	51,772,999	$51,772,999
Shares issued to shareholders in payment of distributions declared	202,720	202,720	525,096	525,096
Shares redeemed	(52,370,278)	(52,370,278)	(56,365,130)	(56,365,130)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,094,701)	$(7,094,701)	(4,067,035)	$(4,067,035)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	183,228,481	$183,228,481	177,004,895	$177,004,895
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Prior to January 1, 2025, the investment adviser fee was 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $359,083 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$98,536	$(82,770)
Cash II Shares	3,491	(698)
Cash Series Shares	74,919	(18,730)
TOTAL	$176,946	$(102,198)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2026, FSC retained $20,167 of fees paid by the Fund.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $1,014 and reimbursed $27,590 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.54%, 0.77% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended April 30, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $236,460,000 and $202,735,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2026, 41.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 12.9% of total investments.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
7. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES NEW YORK MUNICIPAL CASH TRUST (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective January 1, 2025.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
21

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes New York Municipal Cash Trust

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
8060106 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes California Municipal Cash Trust: Not Applicable.

Federated Hermes Institutional Tax-Free Cash Trust: Not Applicable.

Federated Hermes New York Municipal Cash Trust: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes California Municipal Cash Trust: Not Applicable.

Federated Hermes Institutional Tax-Free Cash Trust: Not Applicable.

Federated Hermes New York Municipal Cash Trust: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes California Municipal Cash Trust: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Tax-Free Cash Trust: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes New York Municipal Cash Trust: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes California Municipal Cash Trust: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Tax-Free Cash Trust: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes New York Municipal Cash Trust: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026